Long-Term Investment (Details)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Hangzhou [Member]
Long-Term Investment (Details) [Line Items]
Long term investment	$ 1,550,000	¥ 10,000,000
Equity interest percentage	25.00%	25.00%
Tunlan Hongyi [Member]
Long-Term Investment (Details) [Line Items]
Equity interest percentage	62.00%	62.00%
Shenzhen Yuhe Chuangzhi Technology Limited Company [Member]
Long-Term Investment (Details) [Line Items]
Long term investment		¥ 64,500,000